Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) yr	Mar. 31, 2015
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		0.50
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		3.18
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		0.27
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		0.60
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		3.20
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		0.0003
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		0.53
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		1.42
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9		1.20
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10		1.65
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11		0.00
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12		0.00
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13		67.85
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14		97.73
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15		116.82
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 16		3.00
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 17		5.00
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 18		4.33
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 19		5.00
Blah 3 1	$ 0.822
Blah 3 2	1.33
Blah 3 3	0.878
Blah 3 4	$ 1.10
Blah 3 5 | yr	3.6
Blah 3 6 | yr	3.9
Blah 3 7	67.85%
Blah 3 8	67.85%
Blah 3 9	0.84%
Blah 3 10	1.32%
Blah 3 11	0.00%
Blah 3 12	0.00%